Property, Plant, and Equipment (Details ARO) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation
Asset Retirement Obligations, Noncurrent		$ 798	$ 857
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance		914	831
Liabilities incurred		21	41
Liabilities settled		(8)	(3)
Accretion expense		69	60
Revisions (1)	[1]	(137)	(15)
Ending balance		859	$ 914
Asset Retirement Obligation Costs [Member]
Unusual or Infrequent Item, or Both [Line Items]
Transco's annual funding commitment for ARO		$ 36

[1]	Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process.